Income Taxes (Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Income Tax Disclosure [Abstract]
U.S. statutory rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal tax benefits	(6.60%)	(2.70%)	0.00%
Benefit of federal income tax credits	(34.00%)	(30.30%)	(18.10%)
Other, net	(6.40%)	(6.90%)	(3.50%)
Effective income tax rate	(12.00%)	(4.90%)	13.40%